Equity (Details Textual) - ILS (₪) ₪ / shares in Units, ₪ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2015
Equity [Line Items]
Par value of shares held in treasury	₪ 51,500	₪ 51,500	₪ 1,046,993
Ordinary shares, par value	1	1	1
Ordinary shares issued				17.0
Total gross consideration				₪ 604
Net of issuance expenses				₪ 586
Dividend per share	₪ 1.40	₪ 1.51	₪ 1.84
Dividends paid	₪ 273	₪ 295	₪ 328
Repurchase of shares	2.1
Repurchase of shares value	₪ 73
Ordinary shares, at a price				₪ 35.5
March 2018 [Member]
Equity [Line Items]
Dividend per share	₪ 0.38
Dividend to be declared	₪ 1.52
March 27, 2018 [Member]
Equity [Line Items]
Self purchase of shares amount	₪ 250